Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.7%
ARGENTINA — 1.6%
MercadoLibre, Inc.*	4,459	$7,488,445
AUSTRALIA — 1.3%
Cochlear Ltd.	39,066	6,112,369
BRAZIL — 0.8%
Raia Drogasil SA	890,800	3,803,168
CANADA — 2.4%
Fairfax Financial Holdings Ltd.	1,445	583,328
Shopify, Inc., Class A *	7,665	10,392,053
		10,975,381
CHINA — 10.7%
Alibaba Group Holding Ltd. ADR*	44,654	6,611,025
Baidu, Inc. ADR*	20,016	3,077,460
BeiGene Ltd. ADR*	10,913	3,961,419
Burning Rock Biotech Ltd. ADR*	87,335	1,561,550
Contemporary Amperex Technology Co., Ltd., Class A	56,455	4,573,918
Li Ning Co., Ltd.	819,000	9,439,582
LONGi Green Energy Technology Co., Ltd., Class A	384,833	4,891,770
Meituan, Class B *	210,500	6,719,465
Ping An Insurance Group Co. of China Ltd., Class H	329,000	2,250,155
Prosus NV*	31,565	2,526,496
Trip.com Group Ltd. ADR*	70,854	2,178,761
Yatsen Holding Ltd. ADR*	255,509	973,489
		48,765,090
FINLAND — 1.0%
Kone Oyj, B Shares	65,996	4,636,112
FRANCE — 4.2%
Kering	6,222	4,419,245
LVMH Moet Hennessy Louis Vuitton SE	7,720	5,529,560
Remy Cointreau SA	33,009	6,404,526
Ubisoft Entertainment SA*	47,679	2,855,125
		19,208,456
GERMANY — 8.1%
adidas AG	16,892	5,308,422
Auto1 Group SE*	106,585	3,897,718
Bechtle AG	128,008	8,755,107
Nemetschek SE	40,085	4,186,874
Rational AG	4,794	4,503,361
Zalando SE*	111,502	10,169,158
		36,820,640
HONG KONG — 3.4%
AIA Group Ltd.	606,400	6,976,272
Techtronic Industries Co., Ltd.	426,000	8,418,425
		15,394,697
INDIA — 5.7%
Asian Paints Ltd.	223,693	9,750,975
Housing Development Finance Corp., Ltd.	258,743	9,562,598
ICICI Lombard General Insurance Co., Ltd.	110,736	2,365,115
MakeMyTrip Ltd.*	54,285	1,476,009
United Spirits Ltd.*	240,967	2,756,998
		25,911,695
JAPAN — 19.7%
Denso Corp.	51,300	3,349,754
Kakaku.com, Inc.	131,400	4,243,306
Kao Corp.	40,400	2,404,350
Keyence Corp.	10,300	6,147,773

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
JAPAN (continued)
Murata Manufacturing Co., Ltd.	84,000	$7,430,009
Nidec Corp.	65,100	7,176,625
Olympus Corp.	338,200	7,402,517
Pigeon Corp.	71,900	1,671,516
Recruit Holdings Co., Ltd.	95,500	5,837,519
Shimano, Inc.	24,200	7,070,930
Shiseido Co., Ltd.	88,700	5,961,480
SMC Corp.	11,900	7,424,535
SoftBank Group Corp.	64,400	3,721,372
Sugi Holdings Co., Ltd.	32,700	2,384,031
Suzuki Motor Corp.	89,500	3,998,775
Sysmex Corp.	70,800	8,793,966
Z Holdings Corp.	786,900	5,036,208
		90,054,666
MEXICO — 0.5%
Wal-Mart de Mexico SAB de CV	639,191	2,166,093
NETHERLANDS — 4.7%
ASML Holding NV	20,848	15,574,675
IMCD NV	31,237	5,978,139
		21,552,814
NEW ZEALAND — 1.4%
Xero Ltd.*	65,773	6,454,209
PORTUGAL — 1.0%
Jeronimo Martins SGPS SA	230,506	4,595,184
SINGAPORE — 1.1%
United Overseas Bank Ltd.	277,399	5,247,718
SOUTH AFRICA — 1.2%
Naspers Ltd., N Shares	32,571	5,383,327
SOUTH KOREA — 1.3%
Coupang, Inc.*	57,594	1,603,993
NAVER Corp.	14,079	4,568,170
		6,172,163
SPAIN — 1.4%
Industria de Diseno Textil SA	169,853	6,249,868
SWEDEN — 6.4%
Atlas Copco AB, A Shares	861	51,992
Atlas Copco AB, B Shares	166,264	8,450,635
Epiroc AB, B Shares	252,603	4,474,049
Investor AB, B Shares	243,116	5,228,058
Nibe Industrier AB, B Shares	862,968	10,844,712
		29,049,446
SWITZERLAND — 1.5%
Cie Financiere Richemont SA	63,995	6,635,137
TAIWAN — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	141,818	15,833,980
THAILAND — 0.3%
Thai Beverage PCL	2,842,700	1,365,271
UNITED KINGDOM — 10.3%
ASOS PLC*	47,254	1,911,375
Auto Trader Group PLC	773,064	6,096,540
Burberry Group PLC	124,711	3,035,048
Games Workshop Group PLC	34,329	4,750,378
Hargreaves Lansdown PLC	276,271	5,304,576
HomeServe PLC	186,877	2,277,513
Intertek Group PLC	54,747	3,660,781

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED KINGDOM (continued)
Johnson Matthey PLC	87,389	$3,135,255
Rightmove PLC	846,171	7,773,973
Trainline PLC*	714,487	3,382,927
Weir Group PLC (The)*	106,824	2,411,390
Wise PLC, Class A *	230,373	3,374,098
		47,113,854
UNITED STATES — 3.2%
Mettler-Toledo International, Inc.*	6,767	9,320,595
Spotify Technology SA*	23,163	5,219,551
		14,540,146
Total Common Stocks
(cost $252,862,442)		441,529,929
PREFERRED STOCKS — 2.6%
GERMANY — 2.6%
Sartorius AG 0.14% (cost $2,141,858)	18,336	11,672,859
TOTAL INVESTMENTS — 99.3%
(cost $255,004,300)		$453,202,788
Other assets less liabilities — 0.7%		3,416,676
NET ASSETS — 100.0%		$456,619,464

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund’s prospectus.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$106,844,636	$334,685,293	$–	$441,529,929
Preferred Stocks**	–	11,672,859	–	11,672,859
Total	$106,844,636	$346,358,152	$–	$453,202,788

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.